Intangible assets (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement [Line Items]
Net book amount at beginning of period		$ 51,628
Additions	$ 3,979	14,013
Disposals	(14)	(331)
Transfers	(72,965)	38,218
Currency translation adjustment	(116)	(324)
Amortization charges	(3,440)	(2,148)
Balance at period end	28,500	101,056
Net book amount at end of period	28,500	101,056
Transfers	72,965	(38,218)
Information Systems And Software [Member]
Statement [Line Items]
Net book amount at beginning of period		2,901
Additions	3,182	2,723
Disposals	(2)	0
Transfers	2,446	0
Currency translation adjustment	(72)	(203)
Balance at period end	6,248	3,613
Amortization charges	(2,919)	(1,808)
Net book amount at end of period	6,248	3,613
Transfers	(2,446)	0
Costs [Member]
Statement [Line Items]
Amortization charges	(6,455)	(6,179)
Balance at the period beginning		82,174
Balance at period end	64,634	133,750
Costs [Member] | Information Systems And Software [Member]
Statement [Line Items]
Balance at the period beginning		21,854
Balance at period end	29,928	24,374
Accumulated Depreciation [Member]
Statement [Line Items]
Balance at the period beginning		(30,546)
Balance at period end	(36,134)	(32,694)
Accumulated Depreciation [Member] | Information Systems And Software [Member]
Statement [Line Items]
Balance at the period beginning		(18,953)
Balance at period end	(23,680)	(20,761)
Future units to receive under barter transactions and others [Member]
Statement [Line Items]
Net book amount at beginning of period		41,915
Additions	796	11,270
Disposals	0	(331)
Transfers	75,411	38,218
Currency translation adjustment	0	0
Balance at period end	15,596	90,732
Amortization charges	(521)	(340)
Net book amount at end of period	15,596	90,732
Transfers	(75,411)	(38,218)
Future units to receive under barter transactions and others [Member] | Costs [Member]
Statement [Line Items]
Balance at the period beginning		53,508
Balance at period end	28,050	102,665
Future units to receive under barter transactions and others [Member] | Accumulated Depreciation [Member]
Statement [Line Items]
Balance at the period beginning		(11,593)
Balance at period end	(12,454)	(11,933)
Goodwill [Member]
Statement [Line Items]
Net book amount at beginning of period		6,812
Additions	1	20
Disposals	(12)	0
Transfers	0	0
Currency translation adjustment	(44)	(121)
Balance at period end	6,656	6,711
Amortization charges	0	0
Net book amount at end of period	6,656	6,711
Transfers	0	0
Goodwill [Member] | Costs [Member]
Statement [Line Items]
Balance at the period beginning		6,812
Balance at period end	$ 6,656	$ 6,711